Share-based Payments - Schedule of Weighted Average Fair Value Grant Date of Options Granted During Period Using Black-Scholes Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr	Dec. 31, 2015 EUR (€) yr
Disclosure of sharebased payment [line items]
Expected life weighted average | yr		8
Black-Scholes valuation model [member]
Disclosure of sharebased payment [line items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	26.00%	30.00%	30.00%
Risk-free interest rate		1.20%
Expected life weighted average | yr	5.1	5.0	5.1
Black-Scholes valuation model [member] | Bottom of range [member]
Disclosure of sharebased payment [line items]
Share price in € at grant date (post reverse stock split)	€ 37.48	€ 28.09	€ 23.84
Exercise price in € (post-reverse stock split)	€ 31.68	24.27	€ 21.61
Risk-free interest rate	1.80%		0.00%
Black-Scholes valuation model [member] | Top of range [member]
Disclosure of sharebased payment [line items]
Share price in € at grant date (post reverse stock split)	€ 48.38	33.89	€ 28.46
Exercise price in € (post-reverse stock split)	€ 39.08	€ 30.47	€ 24.95
Risk-free interest rate	2.10%		0.40%